FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments - The Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 272	£ 521	£ 744
Credit Valuation Adjustment [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	192	408
Debit Valuation Adjustment [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	(16)	(37)
Funding Valuation Adjustment [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 96	£ 150